Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities [Abstract]
Interest on long-term debt	$ 2,610	$ 8,254
Vessels’ operating and voyage expenses	4,480	2,610
Commissions	378	644
Interest on derivatives and other finance expenses	161	104
General and administrative expenses	229	195
Total	$ 7,858	$ 11,807